Commitments, Guarantees and Contingencies - Consolidating Summary Financial Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Outstanding preferred shares subject to the guarantee (in shares)	0
Insurance revenue	$ 21,356,000,000	$ 18,902,000,000
Net investment income (loss) excluding result for segregated fund holders	11,586,000,000	(20,580,000,000)
Fee income	7,832,000,000	7,447,000,000
Other income	169,000,000	0
Total revenue	40,943,000,000	5,769,000,000
Shareholders' net income (loss)	3,165,000,000	2,941,000,000
Invested assets	174,328,000,000	168,789,000,000	$ 185,268,000,000
Reinsurance contract held assets	5,794,000,000	6,115,000,000	6,612,000,000
Insurance contract assets	184,000,000	75,000,000	162,000,000
Total other general fund assets	24,483,000,000	23,337,000,000
Investments for account of segregated fund holders (Note 21)	128,452,000,000	125,292,000,000	139,996,000,000
Insurance contract liabilities	135,669,000,000	131,294,000,000
Reinsurance contract held liabilities	1,623,000,000	1,603,000,000	1,994,000,000
Investment contract liabilities	11,672,000,000	10,728,000,000	9,914,000,000
Total other general fund liabilities	31,625,000,000	31,804,000,000
Insurance contract liabilities for account of segregated fund holders (Note 21)	19,041,000,000	23,139,000,000	26,079,000,000
Investment contract liabilities for account of segregated fund holders (Note 21)	109,411,000,000	102,153,000,000	$ 113,917,000,000
Subordinated Debt Issued May 15, 1998
Disclosure of operating segments [line items]
Principal amount	$ 150,000,000
Interest rate	6.30%
Consolidation Adjustments
Disclosure of operating segments [line items]
Insurance revenue	$ (1,543,000,000)	(1,218,000,000)
Net investment income (loss) excluding result for segregated fund holders	(959,000,000)	(1,330,000,000)
Fee income	(503,000,000)	(423,000,000)
Other income	0
Total revenue	(3,005,000,000)	(2,971,000,000)
Shareholders' net income (loss)	(2,992,000,000)	(2,620,000,000)
Invested assets	(30,381,000,000)	(28,695,000,000)
Reinsurance contract held assets	(67,000,000)	(70,000,000)
Insurance contract assets	(637,000,000)	(719,000,000)
Total other general fund assets	(3,171,000,000)	(10,704,000,000)
Investments for account of segregated fund holders (Note 21)	0	0
Insurance contract liabilities	(67,000,000)	(70,000,000)
Reinsurance contract held liabilities	(637,000,000)	(719,000,000)
Investment contract liabilities	0	(1,000,000)
Total other general fund liabilities	(5,596,000,000)	(11,578,000,000)
Insurance contract liabilities for account of segregated fund holders (Note 21)	0	0
Investment contract liabilities for account of segregated fund holders (Note 21)	0	0
Parent Company | Reportable Legal Entities
Disclosure of operating segments [line items]
Insurance revenue	0	0
Net investment income (loss) excluding result for segregated fund holders	466,000,000	589,000,000
Fee income	1,000,000	1,000,000
Other income	0
Total revenue	467,000,000	590,000,000
Shareholders' net income (loss)	3,165,000,000	2,941,000,000
Invested assets	26,239,000,000	25,851,000,000
Reinsurance contract held assets	0	0
Insurance contract assets	0	0
Total other general fund assets	4,547,000,000	6,594,000,000
Investments for account of segregated fund holders (Note 21)	0	0
Insurance contract liabilities	0	0
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	0
Total other general fund liabilities	7,300,000,000	9,916,000,000
Insurance contract liabilities for account of segregated fund holders (Note 21)	0	0
Investment contract liabilities for account of segregated fund holders (Note 21)	0	0
Subsidiary Issuer | Reportable Legal Entities | Sun Life Assurance (consolidated)
Disclosure of operating segments [line items]
Insurance revenue	17,844,000,000	16,973,000,000
Net investment income (loss) excluding result for segregated fund holders	11,176,000,000	(18,474,000,000)
Fee income	1,687,000,000	1,630,000,000
Other income	169,000,000
Total revenue	30,876,000,000	129,000,000
Shareholders' net income (loss)	1,908,000,000	1,603,000,000
Invested assets	164,557,000,000	159,311,000,000
Reinsurance contract held assets	5,858,000,000	6,182,000,000
Insurance contract assets	184,000,000	75,000,000
Total other general fund assets	13,302,000,000	12,877,000,000
Investments for account of segregated fund holders (Note 21)	128,396,000,000	125,242,000,000
Insurance contract liabilities	135,445,000,000	130,908,000,000
Reinsurance contract held liabilities	2,260,000,000	2,322,000,000
Investment contract liabilities	11,672,000,000	10,728,000,000
Total other general fund liabilities	15,041,000,000	14,580,000,000
Insurance contract liabilities for account of segregated fund holders (Note 21)	18,985,000,000	23,089,000,000
Investment contract liabilities for account of segregated fund holders (Note 21)	109,411,000,000	102,153,000,000
Subsidiary Issuer | Reportable Legal Entities | Other subsidiaries of SLF Inc. (combined)
Disclosure of operating segments [line items]
Insurance revenue	5,055,000,000	3,147,000,000
Net investment income (loss) excluding result for segregated fund holders	903,000,000	(1,365,000,000)
Fee income	6,647,000,000	6,239,000,000
Other income	0
Total revenue	12,605,000,000	8,021,000,000
Shareholders' net income (loss)	1,084,000,000	1,017,000,000
Invested assets	13,913,000,000	12,322,000,000
Reinsurance contract held assets	3,000,000	3,000,000
Insurance contract assets	637,000,000	719,000,000
Total other general fund assets	9,805,000,000	14,570,000,000
Investments for account of segregated fund holders (Note 21)	56,000,000	50,000,000
Insurance contract liabilities	291,000,000	456,000,000
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	1,000,000
Total other general fund liabilities	14,880,000,000	18,886,000,000
Insurance contract liabilities for account of segregated fund holders (Note 21)	56,000,000	50,000,000
Investment contract liabilities for account of segregated fund holders (Note 21)	$ 0	$ 0